Consolidated income statements - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Net sales	€ 43,626	€ 41,081	€ 37,817	[1]
Other revenues	3,090	3,205	3,801	[1],[2]
Cost of sales	(13,049)	(13,205)	(12,628)	[1]
Gross profit	33,667	31,081	28,990	[1]
Research and development expenses	(7,842)	(7,394)	(6,507)	[1]
Selling and general expenses	(9,543)	(9,183)	(8,933)	[1]
Other operating income	1,231	1,089	979	[1]
Other operating expenses	(5,655)	(4,382)	(3,443)	[1]
Amortization of intangible assets	(1,776)	(1,749)	(1,911)	[1]
Impairment of intangible assets	(2,241)	(248)	(896)	[1]
Fair value remeasurement of contingent consideration	(104)	(96)	(93)	[1]
Restructuring costs and similar items	(1,138)	(1,396)	(1,030)	[1],[3]
Other gains and losses, and litigation	(255)	(470)	(196)	[1]
Operating income	6,344	7,252	6,960	[1],[4]
Financial expenses	(563)	(1,073)	(1,293)	[1],[4],[5]
Financial income	394	519	584	[1],[4],[5]
Income before tax and investments accounted for using the equity method	6,175	6,698	6,251	[1],[4],[6]
Income tax expense	(1,043)	(1,204)	(1,017)	[1],[6]
Share of profit/(loss) from investments accounted for using the equity method	(155)	60	(136)	[1]
Net income from continuing operations	4,977	5,554	5,098	[1]
Net income excluding the exchanged/held-for-exchange Animal Health business	2,874	64	338
Net income	7,851	5,618	5,436	[1]
Net income attributable to non-controlling interests	38	58	36	[1],[7]
Net income attributable to equity holders of Sanofi	€ 7,813	€ 5,560	€ 5,400	[1]
Average number of shares outstanding (in shares)	1,220.4	1,251.4	1,251.7	[1]
Average number of shares after dilution (in shares)	1,225.6	1,256.1	1,256.4	[1]
Basic earnings per share excluding the exchanged/held-for-exchange Animal Health business (in euros per share)	€ 4.05	€ 4.40	€ 4.06	[1]
Diluted earnings per share (in euros per share)	4.03	4.39	4.05	[1]
Basic earnings (loss) per share from discontinued operations	2.35	0.04	0.25	[1]
Basic earnings (loss) per share	6.40	4.44	4.31	[1]
Diluted earnings (loss) per share from discontinued operations	2.34	0.04	0.25	[1]
Diluted earnings (loss) per share	€ 6.37	€ 4.43	€ 4.30	[1]

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[4]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[5]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[6]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[7]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).